Loans and advances to clients (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Financial assets measured at amortized cost	R$ 28,484,030	R$ 28,008,086	R$ 24,828,749
Loans and advances to clients	21,024	26,696
Financial liabilities associated with assets transfer	R$ 19,740	R$ 25,497